Income Taxes, Social Contribution and Other Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Social Contribution And Other Taxes
Initial amount	R$ 831,698	R$ 687,362	R$ 588,090
Provision/ reversal	615,621	144,336	99,272
Deferred tax assets	R$ 1,447,319	R$ 831,698	R$ 687,362